Leases (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Summary of information about leases in income statement
The amounts recognised in the income statement are as follows:

All figures in £ millions	Note	2023	2022	2021

Interest on lease liabilities		(23)	(25)	(27)

Expenses relating to short-term leases		–	–	–

Depreciation of right-of-use assets	10	(39)	(45)	(49)

Impairment of right-of-use assets	10	(2)	(34)	(119)

Summary of maturities of operating lease payments
Lease liabilities are included within financial liabilities – borrowings in the balance sheet, see note 18. The maturities of the Group’s lease liabilities are as follows:

All figures in £ millions	2023	2022

Less than one year	84	94

One to five years	286	320

More than five years	301	332

Total undiscounted lease liabilities	671	746

Lease liabilities included in the balance sheet	547	605

Analysed as:

Current	64	71

Non-current	483	534

Summary of information about leases in cash flow statement	The amounts recognised in the cash flow statement are as follows:

All figures in £ millions	2023	2022	2021

Total cash outflow for leases as a lessee	107	118	115

Summary of information about leases of lessor in income statement
The amounts recognised in the income statement are as follows:

All figures in £ millions	2023	2022	2021

Interest on lease receivables	4	5	6

Income from subleasing right-of-use assets (within other income)	6	4	2

Summary of information about leases of lessor in cash flow statement	The amounts recognised in the cash flow statement are as follows:

All figures in £ millions	2023	2022	2021

Total cash inflow for leases as a lessor	19	23	27

Summary of detailed information about undiscounted lease payments to be received after the reporting date
The following table sets out the maturity analysis of lease
payments
receivable for subleases classified as operating leases, showing the undiscounted lease payments to be received after the reporting date, and subleases classified as finance leases showing the undiscounted lease payments to be received after the reporting date and the net investment in the finance lease receivable. During the year, the investment in finance lease receivable decreased by £21m (2022: increased £6m), primarily due to payments received.

All figures in £ millions	Operating leases	Finance leases	2023 Total	2022 Total	2021 Total

Less than one year	10	21	31	24	21

One to two years	10	23	33	28	18

Two to three years	11	23	34	28	20

Three to four years	11	23	34	28	21

Four to five years	11	16	27	29	20

More than five years	48	6	54	44	41

Total undiscounted lease payments receivable	101	112	213	181	141

Unearned finance income		(12)

Net investment in finance lease receivable		100